N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUDENTIAL VARIABLE CONTRACT ACCOUNT 24
Entity Central Index Key	0000811394
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	PSF Global Portfolio	[1]
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC; William Blair Investment Management, LLC; LSV Asset Management; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this Portfolio’s annual expenses reflect temporary expense reductions. See the Portfolio prospectus for additional information.

[1]	This Portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this Portfolio’s annual expenses reflect temporary expense reductions. See the Portfolio prospectus for additional information.